Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
14.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiary of VIEs in the PRC. It also has subsidiaries mainly in the United States, Hong Kong, Singapore, Japan, France and Taiwan.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

The United States

Cheetah Mobile America and MobPartner Inc. are incorporated in the United States and are subject to 35% federal income tax in United States and 8.84% state income tax in California. On December 22, 2017, President Trump signed into law H.R. 1 (introduced as the Tax Cuts and Jobs Act) (the “New U.S. Tax Law”). The corporate income tax is permanently reduced from 35% to 21% in the New U.S. Tax Law, which took effect from January 1, 2018.

Hong Kong

Cheetah Technology, HK Zoom, Youloft HK, Cheetah Information Hong Kong Live.me and Cheetah Mobile Hong Kong are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.

Singapore

Cheetah Mobile Singapore is incorporated in Singapore and is subject to Singapore corporate income tax rate of 17% in 2015. Started from 2016, the Singapore Economic Development Board provides a tax holiday of a reduced corporate tax rate at 5% on incremental income from qualifying activities to Cheetah Mobile Singapore for ten years from 2016 to 2025 under the Development Expansion Incentive scheme.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of JPY100 million and is subject to a national corporate income tax rate of 25.5% through March 31, 2015, and the income tax rate has been reduced to 23.9% and 23.4% since April 1, 2015 and April 1, 2016, respectively. Subsidiary of Kingsoft Japan with paid-in capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.4% on the portion over JPY8 million from April 1, 2016. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

France

MobPartner and News Republic are incorporated in France and are subject to French corporate tax rate of 33.33%.

Taiwan

Taiwan Cheetah is incorporated in Taiwan and is subject to corporate tax rate of 17%.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Conew Network and Chongqing Calendar, being qualified new software development enterprises, started each of their 2+3 tax holidays from 2013 and 2015, respectively. Further, Zhuhai Juntian, Beijing Security, Beijing Mobile, Beijing Network, Baomi Technology and Moxiu Technology being qualified as High New Technology Enterprise (“HNTE”) are entitled to the preferential income tax rate of 15% for three years.

Without the tax holidays, the Group’s income tax expenses would have increased by RMB21,301, RMB31,470 and RMB67,934 (US$10,441) for the years ended December 31, 2015, 2016 and 2017, respectively. The impacts of the tax holidays on the basic earnings (losses) per share were an increase of RMB0.0155, RMB0.0227 and RMB0.0487 (US$0.0075) for the years ended December 31, 2015, 2016 and 2017, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

Income (loss) before income taxes consists of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
PRC	154,095	(54,764)	242,820	37,321
Non-PRC	84,282	(14,132)	1,190,445	182,967

Total	238,377	(68,896)	1,433,265	220,288

The current and deferred portions of income tax expenses (benefits) included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current income tax expenses	70,820	41,243	82,908	12,742
Deferred income tax benefits	(7,080)	(53,432)	(25,306)	(3,889)

Income tax expenses (benefits) for the year	63,740	(12,189)	57,602	8,853

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Income (loss) before income tax	238,377	(68,896)	1,433,265	220,288
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	59,594	(17,224)	358,316	55,072
Effect of different tax rates in different jurisdictions	(21,538)	(18,988)	(119,565)	(18,376)
Effect of tax holiday and preferential tax rates	(35,434)	(20,969)	(80,671)	(12,399)
Research and development super-deduction	(47,179)	(54,081)	(50,223)	(7,719)
Non-taxable income(i)	(251)	(6,484)	(188,139)	(28,916)
Non-deductible expenses(ii)	84,599	81,569	71,039	10,918
Effect of change in tax rate	1,464	5,009	7,279	1,119
Outside basis difference on investment in VIEs	11,378	(2,847)	9,808	1,507
Withholding tax and others	6,160	10,962	18,149	2,789
Changes in valuation allowance	4,947	10,864	31,609	4,858

Income tax expenses (benefits)	63,740	(12,189)	57,602	8,853

(i)	Non-taxable income mainly consist of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	646	—	—
Provision for doubtful debts	8,495	—	—
Tax loss carry forward	263	—	—
Accrued expenses	2,767	—	—
Government subsidies	2,354	—	—
Others	1,173	—	—
Less: Valuation allowance	171	—	—

Current deferred tax assets	15,527	—	—

Deferred tax assets, non-current portion:
Deferred revenue	1,566	1,924	296
Provision for doubtful debts	—	8,132	1,250
Intangible assets and accrued expense	6,560	6,653	1,022
Equity investment loss	10,725	16,160	2,484
Tax loss carry forward	84,824	93,295	14,339
Share-based compensation	11,206	1,056	162
Government subsidies	—	1,647	253
Others	1,145	758	117
Less: Valuation allowance	41,217	71,983	11,064

Non-current deferred tax assets	74,809	57,642	8,859

Deferred tax liabilities, non-current portion:
Long-lived assets arising from business acquisitions	54,176	5,324	818
Outside basis difference on investment in VIEs	58,262	68,069	10,462

Non-current deferred tax liabilities	112,438	73,393	11,280

The Group operates through several subsidiaries, VIEs and subsidiary of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2016 and 2017, the Group’s total deferred tax assets before valuation allowances were RMB131,724 and RMB129,625 (US$19,923), respectively. As of December 31, 2016 and 2017, the Group recorded valuation allowances of RMB41,388 and RMB71,983 (US$11,064), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB654,425 and RMB726,019 (US$111,587) on December 31, 2016 and 2017, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB32,721 to RMB65,442 and RMB36,301 (US$5,579) to RMB72,602 (US$11,159) as of December 31, 2016 and 2017, respectively.

Taxable outside basis differences are noted in the Group’s investment in Beijing Mobile, a VIE of the Group. The registered shareholders of Beijing Mobile are contractually required to remit dividends received from Beijing Mobile to Beijing Security. This distribution chain results in (i) taxable dividend from Beijing Mobile to its registered shareholders and (ii) a taxable contribution to Beijing Security when the proceeds are remitted to Beijing Security by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as “outside basis difference on investment in VIEs”.

As of December 31, 2017, the Group had taxable losses of approximately RMB406,398 (US$62,462) deriving from entities in the PRC, Hong Kong, France, United States and Taiwan, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from 2018 to 2022; the United States taxable loss will expire from 2036, the Taiwan taxable loss will not expire until 2027, the Hong Kong and France taxable loss can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2016 and 2017, the Group had unrecognized tax benefits of RMB61,557 and RMB63,252 (US$9,722), of which RMB43,934 and RMB29,629 (US$4,554), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB17,623 and RMB33,623 (U$5,168), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2016 and 2017 were primarily related to the tax-deduction of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2016 and 2017, there are RMB13,228 and RMB33,623 (US$5,168) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2016	2017
	RMB	RMB	US$
Balance at January 1	46,615	61,557	9,461
Additions based on tax positions related to current year	15,447	3,004	462
Reversal based on tax positions related to prior years	(505)	(1,309)	(201)

Balance at December 31	61,557	63,252	9,722

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2016 and 2017, the Group recognized approximately RMB3,489 and RMB5,226 (US$803) in interest and nil in penalties. The Group had approximately RMB4,983 and RMB10,209 (US$1,569) accrued interest as of December 31, 2016 and 2017, respectively.

As of December 31, 2017, the tax years ended December 31, 2012 through 2017 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.